Bank Borrowing	12 Months Ended
Dec. 31, 2024
Bank Borrowing [Abstract]
Bank borrowing

14. Bank borrowing

	As of December 31, 2023	As of December 31, 2024
	MYR	MYR	USD
- Non-current	52,942	39,774	8,899
- Current	14,144	13,255	2,966
	67,086	53,029	11,865

On August 29, 2023, the Group entered into a borrowing agreement with a financial institution in Malaysia to borrow MYR 69,000 (USD 15,032), which bears a fixed rate of 3.55% per annum and with maturity date on August 29, 2028. As of December 31, 2024, the secured bank borrowing amounted to MYR 53,029 (USD 11,865) (2023: MYR 67,086) was secured by charge over a motor vehicle of the Group (note 5).

For the year ended December 31, 2024, interest related to the bank borrowing amounted to MYR 4,056 (USD 907) (2023: MYR 1,566).